Derivative financial instruments - Hedging instruments (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019
Financial instruments
Notional amounts	366,569	373,029
Gross hedged assets	$ 7,427	$ 6,426
Impact of netting arrangements on hedged assets	(5,566)	(3,637)
Carrying value, hedged assets	1,861	2,789
Gross hedged liabilities	(10,518)	(7,640)
Impact of netting arrangements on hedged liabilities	9,680	6,489
Carrying value, hedged liabilities	$ (838)	$ (1,151)
One-to-one hedge relationships
Financial instruments
Notional amounts	172,051	177,388
Gross hedged assets	$ 5,906	$ 4,901
Gross hedged liabilities	$ (8,997)	$ (5,744)
One-to-one hedge relationships | Within 1 Year
Financial instruments
Notional amounts	33,613	35,738
One-to-one hedge relationships | Over 1 Year to 5 Years
Financial instruments
Notional amounts	78,229	89,963
One-to-one hedge relationships | Over 5 Years
Financial instruments
Notional amounts	60,209	51,687
One-to-one hedge relationships | Fair-value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	133,985	126,300
Gross hedged assets	$ 4,395	$ 2,548
Gross hedged liabilities	$ (8,810)	$ (5,672)
One-to-one hedge relationships | Fair-value hedges | Interest rate swap | Interest rate risk | Within 1 Year
Financial instruments
Notional amounts	16,748	16,322
One-to-one hedge relationships | Fair-value hedges | Interest rate swap | Interest rate risk | Over 1 Year to 5 Years
Financial instruments
Notional amounts	60,258	61,707
One-to-one hedge relationships | Fair-value hedges | Interest rate swap | Interest rate risk | Over 5 Years
Financial instruments
Notional amounts	56,979	48,271
One-to-one hedge relationships | Fair-value hedges | Cross currency swap | Interest rate risk
Financial instruments
Notional amounts	14,664	20,210
Gross hedged assets	$ 355	$ 584
Gross hedged liabilities		$ (69)
One-to-one hedge relationships | Fair-value hedges | Cross currency swap | Interest rate risk | Within 1 Year
Financial instruments
Notional amounts	4,668	5,632
One-to-one hedge relationships | Fair-value hedges | Cross currency swap | Interest rate risk | Over 1 Year to 5 Years
Financial instruments
Notional amounts	8,381	12,870
One-to-one hedge relationships | Fair-value hedges | Cross currency swap | Interest rate risk | Over 5 Years
Financial instruments
Notional amounts	1,615	1,708
One-to-one hedge relationships | Cash-flow hedges | Cross currency swap | Foreign exchange risk
Financial instruments
Notional amounts	17,082	22,726
Gross hedged assets	$ 1,095	$ 1,588
Gross hedged liabilities	$ (141)
One-to-one hedge relationships | Cash-flow hedges | Cross currency swap | Foreign exchange risk | Within 1 Year
Financial instruments
Notional amounts	5,877	5,632
One-to-one hedge relationships | Cash-flow hedges | Cross currency swap | Foreign exchange risk | Over 1 Year to 5 Years
Financial instruments
Notional amounts	9,590	15,386
One-to-one hedge relationships | Cash-flow hedges | Cross currency swap | Foreign exchange risk | Over 5 Years
Financial instruments
Notional amounts	1,615	1,708
One-to-one hedge relationships | Net Investment Hedging | Forward contract | Foreign exchange risk
Financial instruments
Notional amounts	6,320	8,152
Gross hedged assets	$ 61	$ 181
Gross hedged liabilities	$ (46)	$ (3)
One-to-one hedge relationships | Net Investment Hedging | Forward contract | Foreign exchange risk | Within 1 Year
Financial instruments
Notional amounts	6,320	8,152
Macro hedge relationships
Financial instruments
Notional amounts	194,518	195,641
Gross hedged assets	$ 1,521	$ 1,525
Gross hedged liabilities	$ (1,521)	$ (1,896)
Macro hedge relationships | Portfolio fair value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	19,907	18,813
Gross hedged liabilities	$ (187)	$ (194)
Macro hedge relationships | Macro cash flow hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	174,611	176,828
Gross hedged assets	$ 1,521	$ 1,525
Gross hedged liabilities	$ (1,334)	$ (1,702)
Parent Entity
Financial instruments
Notional amounts	312,107	317,423
Gross hedged assets	$ 6,663	$ 5,614
Impact of netting arrangements on hedged assets	(5,447)	(3,637)
Carrying value, hedged assets	1,216	1,977
Gross hedged liabilities	(9,835)	(7,027)
Impact of netting arrangements on hedged liabilities	9,324	6,489
Carrying value, hedged liabilities	$ (511)	$ (538)
Parent Entity | One-to-one hedge relationships
Financial instruments
Notional amounts	150,074	150,445
Gross hedged assets	$ 5,304	$ 4,194
Gross hedged liabilities	$ (8,672)	$ (5,484)
Parent Entity | One-to-one hedge relationships | Within 1 Year
Financial instruments
Notional amounts	23,327	25,584
Parent Entity | One-to-one hedge relationships | Over 1 Year to 5 Years
Financial instruments
Notional amounts	67,196	74,212
Parent Entity | One-to-one hedge relationships | Over 5 Years
Financial instruments
Notional amounts	59,551	50,649
Parent Entity | One-to-one hedge relationships | Fair-value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	131,732	122,046
Gross hedged assets	$ 4,390	$ 2,535
Gross hedged liabilities	$ (8,644)	$ (5,475)
Parent Entity | One-to-one hedge relationships | Fair-value hedges | Interest rate swap | Interest rate risk | Within 1 Year
Financial instruments
Notional amounts	16,125	14,323
Parent Entity | One-to-one hedge relationships | Fair-value hedges | Interest rate swap | Interest rate risk | Over 1 Year to 5 Years
Financial instruments
Notional amounts	58,628	59,842
Parent Entity | One-to-one hedge relationships | Fair-value hedges | Interest rate swap | Interest rate risk | Over 5 Years
Financial instruments
Notional amounts	56,979	47,881
Parent Entity | One-to-one hedge relationships | Fair-value hedges | Cross currency swap | Interest rate risk
Financial instruments
Notional amounts	8,551	13,042
Gross hedged assets	$ 252	$ 441
Parent Entity | One-to-one hedge relationships | Fair-value hedges | Cross currency swap | Interest rate risk | Within 1 Year
Financial instruments
Notional amounts	2,981	4,473
Parent Entity | One-to-one hedge relationships | Fair-value hedges | Cross currency swap | Interest rate risk | Over 1 Year to 5 Years
Financial instruments
Notional amounts	4,284	7,185
Parent Entity | One-to-one hedge relationships | Fair-value hedges | Cross currency swap | Interest rate risk | Over 5 Years
Financial instruments
Notional amounts	1,286	1,384
Parent Entity | One-to-one hedge relationships | Cash-flow hedges | Cross currency swap | Foreign exchange risk
Financial instruments
Notional amounts	8,551	13,042
Gross hedged assets	$ 648	$ 1,172
Gross hedged liabilities	$ (9)	$ (6)
Parent Entity | One-to-one hedge relationships | Cash-flow hedges | Cross currency swap | Foreign exchange risk | Within 1 Year
Financial instruments
Notional amounts	2,981	4,473
Parent Entity | One-to-one hedge relationships | Cash-flow hedges | Cross currency swap | Foreign exchange risk | Over 1 Year to 5 Years
Financial instruments
Notional amounts	4,284	7,185
Parent Entity | One-to-one hedge relationships | Cash-flow hedges | Cross currency swap | Foreign exchange risk | Over 5 Years
Financial instruments
Notional amounts	1,286	1,384
Parent Entity | One-to-one hedge relationships | Net Investment Hedging | Forward contract | Foreign exchange risk
Financial instruments
Notional amounts	1,240	2,315
Gross hedged assets	$ 14	$ 46
Gross hedged liabilities	$ (19)	$ (3)
Parent Entity | One-to-one hedge relationships | Net Investment Hedging | Forward contract | Foreign exchange risk | Within 1 Year
Financial instruments
Notional amounts	1,240	2,315
Parent Entity | Macro hedge relationships
Financial instruments
Notional amounts	162,033	166,978
Gross hedged assets	$ 1,359	$ 1,420
Gross hedged liabilities	$ (1,163)	$ (1,543)
Parent Entity | Macro hedge relationships | Macro cash flow hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	162,033	166,978
Gross hedged assets	$ 1,359	$ 1,420
Gross hedged liabilities	$ (1,163)	$ (1,543)